Related Party Transactions - Additional Information - Randgrid Shuttle Tanker (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Randgrid shuttle tanker [Member]
Related Party Transaction [Line Items]
Shipbuilding and supervision costs	$ 6.7